United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—50.8%
		Airlines—0.2%
$113,688		Medjool Ltd., 3.875%, 3/19/2023	$115,507
		Airport—0.6%
150,000		Aeropuertos Argentina 2000 SA, Sec. Fac. Bond, Series 144A, 6.875%, 2/1/2027	158,589
200,000		Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.50%, 10/31/2046	207,500
		TOTAL	366,089
		Banking—12.9%
200,000		Access Bank PLC, Sr. Unsecd. Note, Series REGS, 10.50%, 10/19/2021	217,976
200,000		ADCB Finance Cayman Ltd., Series EMTN, 4.50%, 3/6/2023	208,770
200,000		Alfa Bank (Alfa Bond), Sub., Series REGS, 7.50%, 9/26/2019	214,158
200,000		Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	215,400
100,000		Banco do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	110,625
ARS 4,600,000	[1]	Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 22.4167%, (30-day Argent. Dep Rates Badlar +2.500%), 1/12/2020	272,243
5,000,000		Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	281,873
$215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	234,622
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	203,000
100,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	109,700
150,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	166,313
150,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	153,180
200,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	215,685
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	205,298
500,000		Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.50%, 10/5/2027	472,562
200,000		DBS Group Holdings Ltd., Jr. Sub. Note, Series GMTN, 3.60%, 12/29/2049	200,611
200,000		Finansbank AS, Sr. Unsecd. Note, Series 144A, 4.875%, 5/19/2022	200,809
200,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	205,480
300,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, Series 144A, 5.004%, 4/6/2023	309,943
200,000		Industrial and Commercial Bank of China, Ltd., Series REGS, 4.875%, 9/21/2025	217,640
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	217,750
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	207,890
200,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series 144A, 2.00%, 9/29/2021	196,507
300,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series REGS, 4.75%, 4/29/2021	307,088
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, Series REGS, 4.00%, 8/15/2026	200,601
200,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	210,973
200,000		Turkiye Garanti Bankasi AS, Sub., Series 144A, 6.125%, 5/24/2027	202,650
200,000		Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	205,781
200,000		Turkiye Is Bankasi (Isbank) A.S., Sub., Series 144A, 7.00%, 6/29/2028	205,236
200,000		Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	202,907
230,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.50%, 10/27/2021	236,282
200,000		Turkiye Vakiflar Bankasi T.A.O., Sub., Series REGS, 6.00%, 11/1/2022	203,162
200,000		United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	198,228
200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/29/2049	222,755
300,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	301,682
200,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.85%, 6/21/2024	203,303

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$200,000	Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	$204,709
	TOTAL	8,143,392
	Beverage & Tobacco—0.2%
100,000	Corp Lindley SA, Sr. Unsecd. Note, Series REGS, 4.625%, 4/12/2023	103,500
	Cable & Wireless Television—0.3%
200,000	Vtr Finance Bv, Series REGS, 6.875%, 1/15/2024	213,000
	Chemicals & Plastics—1.5%
200,000	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	226,608
200,000	Phosagro OAO via Phosagro Bond Funding DAC, Sr. Unsecd. Note, Series 144A, 3.95%, 11/3/2021	203,020
500,000	Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	531,262
	TOTAL	960,890
	Conglomerates—0.2%
100,000	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 4/4/2027	103,299
	Consumer Products—0.2%
90,000	Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	101,164
	Finance—2.9%
200,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	216,250
200,000	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 7/15/2029	211,750
200,000	Four Finance SA, Sr. Unsecd. Note, Series 144A, 10.75%, 5/1/2022	201,880
200,000	Gazprombk (GPB Finance), Sub. Note, 7.875%, 4/29/2049	206,132
200,000	Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	208,750
200,000	Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 4/11/2024	212,600
200,000	MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2065	206,937
200,000	Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	205,169
150,000	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	152,250
	TOTAL	1,821,718
	Financial Intermediaries—0.3%
200,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	200,394
	Food Products—1.3%
100,000	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	107,500
200,000	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	206,067
100,000	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 6/15/2025	101,250
200,000	MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	211,960
200,000	Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	203,900
	TOTAL	830,677
	Government Agency—0.3%
200,000	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 4.75%, 5/9/2024	201,100
	Home Products & Furnishings—0.3%
200,000	Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	206,043
	Metals & Mining—4.1%
200,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	217,001
200,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	250,512
200,000	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	205,750
200,000	Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	222,250
100,000	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	106,375
200,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	204,312
200,000	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	202,537

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	$208,217
200,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	228,213
110,000		Vale Overseas Ltd., 6.875%, 11/21/2036	126,335
80,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	88,896
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	125,379
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/9/2024	201,495
200,000		VM Holding S.A., Sr. Unsecd. Note, Series 144A, 5.375%, 5/4/2027	210,700
		TOTAL	2,597,972
		Oil & Gas—9.9%
487,918	[2,3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
300,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	322,061
200,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	195,370
200,000		Equate Petrochemical BV, Sr. Unsecd. Note, Series REGS, 4.25%, 11/3/2026	207,000
200,000		KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	206,500
200,000		KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.75%, 4/19/2047	204,228
250,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	268,271
300,000		Pertamina PT, Series 144A, 4.30%, 5/20/2023	314,404
200,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	217,304
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	113,738
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	120,100
475,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	527,012
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	94,350
60,000		Petrobras International Finance Co., 6.875%, 1/20/2040	60,225
100,000		Petroleos de Venezuela, SA, 5.50%, 4/12/2037	30,375
1,660,000		Petroleos de Venezuela, SA, Unsecd. Note, Series REGS, 6.00%, 5/16/2024	502,150
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	230,460
400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	378,020
140,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	150,262
625,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	701,719
100,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	109,700
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	207,500
200,000		Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	201,602
200,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	202,487
200,000		Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	224,201
200,000		Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	209,000
250,000		Ultrapar International SA, Sr. Unsecd. Note, Series 144A, 5.25%, 10/6/2026	258,750
		TOTAL	6,256,789
		Printing & Publishing—0.3%
200,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	209,900
		Real Estate—2.8%
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	315,120
200,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	211,493
200,000		Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	196,087
200,000		EMG Sukuk LTD., Sr. Unsecd. Note, 4.564%, 6/18/2024	210,478
200,000		Ezdan Sukuk Co Ltd., Sr. Unsecd. Note, 4.875%, 4/5/2022	193,700
140,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	146,559
300,000		Franshion Brilliant Ltd., Sub. Note, 5.75%, 12/29/2049	314,070

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	$210,027
	TOTAL	1,797,534
	Retailers—0.9%
200,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	190,000
100,000	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	104,250
300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	303,514
	TOTAL	597,764
	Sovereign—1.0%
200,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	223,708
200,000	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 2.894%, 4/20/2022	201,585
200,000	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 3.628%, 4/20/2027	206,000
	TOTAL	631,293
	State/Provincial—3.3%
885,000	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	988,987
400,000	Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	458,000
600,000	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	647,520
	TOTAL	2,094,507
	Technology Services—0.5%
300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	314,267
	Telecommunications & Cellular—1.8%
14,000	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	15,005
200,000	Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	178,000
300,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	312,810
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	207,131
200,000	Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	209,666
200,000	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	204,582
	TOTAL	1,127,194
	Transportation—1.0%
200,000	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	206,446
200,000	Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	203,290
200,000	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	222,200
	TOTAL	631,936
	Utilities—4.0%
200,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series REGS, 4.375%, 6/22/2026	208,534
200,000	Azure Power Energy Ltd., Series 144A, 5.50%, 11/3/2022	201,750
180,000	Capex S.A., Sr. Unsecd. Note, Series 144A, 6.875%, 5/15/2024	184,500
200,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	205,500
100,000	Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	101,552
500,000	Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	513,008
150,000	Generacion Mediterranea SA / Generacion Frias SA, Sr. Unsecd. Note, Series REGS, 9.625%, 7/27/2023	165,975
44,000	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	47,353
275,000	Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	283,965
200,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 4.625%, 8/10/2030	204,366
200,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 5.625%, 8/10/2037	208,494

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$200,000		State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	$206,579
		TOTAL	2,531,576
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,041,806)	32,157,505
		FOREIGN GOVERNMENTS/AGENCIES—46.6%
		Sovereign—46.6%
200,000		Angola, Government of, Sr. Unsecd. Note, 9.50%, 11/12/2025	215,220
175,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	183,050
225,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	242,437
200,000		Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	222,860
200,000		Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 6/29/2027	220,240
50,000		Belize, Government of, 5.00%, 2/20/2034	31,000
BRL 8,750,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	2,902,303
13,900,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	4,544,603
$200,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	199,000
600,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	665,400
300,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	273,000
250,000		Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	294,885
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.50%, 1/28/2026	321,900
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	203,800
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 5.50%, 1/27/2025	212,000
100,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.95%, 1/25/2027	108,500
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	225,000
200,000		Ecuador, Government of, Series 144A, 7.95%, 6/20/2024	195,750
EGP 5,600,000	[6]	Egypt Treasury Bill, Unsecd. Note, 19.905%, 2/6/2018	293,451
$200,000		Egypt, Government of, Note, 5.75%, 4/29/2020	208,736
200,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 1/31/2022	208,200
200,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	224,000
EGP 12,000,000		Egypt, Government of, Unsecd. Note, 0.00%, 10/3/2017	670,243
6,000,000		Egypt, Government of, Unsecd. Note, 0.00%, 11/7/2017	329,090
$150,000		El Salvador, Government of, 7.625%, 2/1/2041	147,750
50,000		El Salvador, Government of, Series 144A, 6.375%, 1/18/2027	48,125
60,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	57,450
200,000		Gabon, Government of, 6.375%, 12/12/2024	197,032
300,000		Georgia, Government of, Bond, 6.875%, 4/12/2021	334,650
300,000		Ghana, Government of, 7.875%, 8/7/2023	318,810
200,000		Ghana, Government of, Sr. Unsecd. Note, 9.25%, 9/15/2022	222,220
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	218,574
200,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	221,705
300,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	319,125
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.15%, 3/29/2027	207,000
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 7/18/2047	210,781
250,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	237,156
141,855		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	140,808
300,000		Kazakhstan, Government of, 4.875%, 10/14/2044	310,695
200,000		Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.50%, 3/20/2027	207,376
300,000		Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	301,044

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.25%, 11/4/2024	$196,562
200,000		Mexico, Government of, 4.00%, 10/2/2023	211,700
300,000		Mexico, Government of, 4.75%, 3/8/2044	313,050
MXN 13,500,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	727,845
$200,000		Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	211,530
200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 3/8/2027	208,250
200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	209,000
200,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 9/30/2025	227,335
200,000		Paraguay, Government of, Sr. Unsecd. Note, Series 144A, 4.70%, 3/27/2027	211,000
PEN 2,000,000		Peru, Government of, Sr. Unsecd. Note, 6.15%, 8/12/2032	644,348
$200,000		Qatar, Government of, Sr. Unsecd. Note, 4.625%, 6/2/2046	211,270
200,000		Russia, Government of, 5.625%, 4/4/2042	226,016
200,000		Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	208,122
RUB 45,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	755,244
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 4.50%, 10/26/2046	205,536
300,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	320,250
200,000		Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 5/23/2033	205,700
200,000		Serbia, Government of, 7.25%, 9/28/2021	231,750
400,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	413,661
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.00%, 10/12/2046	190,632
ZAR 2,580,000		South Africa, Government of, Unsecd. Note, 8.25%, 3/31/2032	180,898
$300,000		Sri Lanka, Government of, 6.85%, 11/3/2025	329,351
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 5/11/2027	210,296
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.00%, 3/25/2027	219,000
300,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	276,600
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.75%, 5/11/2047	205,540
TRY 10,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	2,773,917
$100,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2020	104,262
100,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2022	104,150
200,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2024	205,975
100,000		Ukraine, Government of, Unsecd. Note, 7.75%, 9/1/2019	104,150
325,000		Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	191,054
150,000		Uruguay, Government of, 4.375%, 10/27/2027	161,917
200,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	211,000
300,000		Venezuela, Government of, 9.375%, 1/13/2034	113,250
1,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	350,000
200,000		Zambia, Government of, 5.375%, 9/20/2022	192,400
500,000		Zambia, Government of, Series 144A, 8.97%, 7/30/2027	551,330
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $32,011,505)	29,508,860
		U.S. TREASURY—1.2%
750,000	[7]	United States Treasury Note, 0.75%, 2/28/2018 (IDENTIFIED COST $748,389)	748,579
		PURCHASED PUT OPTION—0.1%
		Foreign Currency—0.1%
3,854,400		EUR PUT/USD CALL, JPMorgan, Notional Amount $3,854,400, Exercise Price $1.205, Expiration Date 9/19/2017 (IDENTIFIED COST $31,042 )	55,006

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—0.8%
545,142	[8]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[9] (IDENTIFIED COST $545,251)	$545,251
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $65,377,993)[10]	63,015,201
		OTHER ASSETS AND LIABILITIES - NET—0.5%[11]	321,153
		TOTAL NET ASSETS—100%	$63,336,354
The average market value of purchased options held by the Fund throughout the period was $4,910. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[3]United States Treasury Notes 5-Year Note, Short Futures	115	$13,627,500	December 2017	$(18,668)
[3]United States Treasury Notes 10-Year Note, Short Futures	95	$12,063,516	December 2017	$(32,869)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(51,537)
The average notional value of short futures contracts held by the Fund throughout the period was $13,768,931. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2017[12]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays	Class CDX Index EM Series 27	Buy	1.00%	6/20/2022	1.81%	$3,500,000	$123,375	$155,994	$(32,619)
Barclays	Class Republic of Korea	Buy	1.00%	6/20/2022	0.61%	$300,000	$(5,469)	$(4,786)	$(683)
Barclays	Class Republic of South Africa	Buy	1.00%	6/20/2022	1.71%	$200,000	$6,215	$8,425	$(2,210)
Barclays	Class Republic of Turkey	Buy	1.00%	6/20/2022	1.62%	$100,000	$2,716	$5,939	$(3,223)
TOTAL CREDIT DEFAULT SWAPS							$126,837	$165,572	$(38,735)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	1M MXIBTIIE	Pay	6.07%	9/24/2021	MXN 20,000,000	$(32,828)	$(32,828)
HSBC	MXIBTIIE	Pay	6.19%	7/20/2026	MXN 45,000,000	$(78,457)	$(78,457)
						$(111,285)	$(111,285)
Centrally Cleared Swaps:
LCH	3M JIBAR	Pay	8.26%	4/3/2027	ZAR 10,000,000	$27,161	$27,161
CME	Brazil Cetip Interbank	Receive	10.49%	1/2/2025	BRL 4,016,141	$(53,659)	$(53,659)
						$(26,498)	$(26,498)
TOTAL INTEREST RATE SWAPS						$(137,783)	$(137,783)
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $3,819,000 and $256,646, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/7/2017	BNP Paribas	14,850,000 RUB	$250,369	$5,296
9/7/2017	BNP Paribas	15,000,000 RUB	$249,823	$8,424
9/27/2017	Goldman Sachs	18,700,000 ZAR	$1,420,830	$10,346
9/29/2017	Natixis	9,350,000 PLN	$2,499,495	$121,954
10/3/2017	Citibank	2,880,000 BRL	$892,940	$17,309
10/23/2017	BNP Paribas	47,500,000 MXN	$2,674,926	$(41,239)
10/24/2017	BNP Paribas	5,000,000 ARS	$277,855	$1,818
12/4/2017	Citibank	315,400 BRL	$98,874	$(53)
Contracts Sold:
9/7/2017	BNP Paribas	18,400,000 RUB	$318,587	$1,804
9/28/2017	Citibank	5,200,000 TRY	$1,433,747	$(59,882)
9/29/2017	BNP Paribas	3,600,000 PLN	$1,014,202	$4,874
9/29/2017	Natixis	1,700,000 PLN	$466,905	$(9,722)
10/3/2017	Citibank	6,000,000 BRL	$1,884,541	$(11,812)
11/10/2017	JPMorgan	550,000 EUR	41,745,000 INR	$(9,841)
12/8/2017	Citibank	49,500 AUD	$39,277	$(23)
12/8/2017	Citibank	55,200 CAD	$44,220	$(22)
12/8/2017	Citibank	112,500 EUR	$134,552	$(90)
12/8/2017	Citibank	120,000 GBP	$155,583	$(96)
12/8/2017	Citibank	14,018,300 JPY	$128,071	$(47)
12/8/2017	Citibank	46,300 NZD	$33,184	$2
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$39,000
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $390,783 and $476,225, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Issuer in default.
3	Non-income-producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
6	Discount rate at time of purchase.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and swap contracts.
8	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	1,725,538
Purchases/Additions	32,884,065
Sales/Reductions	(34,064,461)
Balance of Shares Held 8/31/2017	545,142
Value	$545,251
Change in Unrealized Appreciation/Depreciation	$(54)
Net Realized Gain (Loss)	$245
Dividend Income	$14,432
9	7-day net yield.
10	At August 31, 2017, the cost of investments for federal tax purposes was $65,532,494. The net unrealized depreciation of investments for federal tax purposes was $2,540,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,218,985 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,759,761. The amounts presented are inclusive of derivative contracts.
11	Assets, other than investments in securities, less liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$32,157,505	$0	$32,157,505
Foreign Governments/Agencies	—	29,508,860	—	29,508,860
U.S. Treasury	—	748,579	—	748,579
Purchased Put Option	—	55,006	—	55,006
Investment Company	545,251	—	—	545,251
TOTAL SECURITIES	$545,251	$62,469,950	$0	$63,015,201
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$171,827	—	$171,827
Swap Contracts	—	159,467	—	159,467
Liabilities
Futures Contracts	(51,537)	—	—	(51,537)
Foreign Exchange Contracts	—	(132,827)	—	(132,827)
Swap Contracts	—	(170,413)	—	(170,413)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(51,537)	$28,054	$—	$(23,483)

The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Agreed Rate
JPY	—Japanese Yen
JSC	—Joint Stock Company
MXIBTIIE	—Mexico Interbank TIIE 28 Day Rate
MXN	—Mexican Peso
NZD	—New Zealand Dollar
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RUB	—Russian Ruble
TRY	—Turkish Lira
ZAR	—South African Rand
11
Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.2%
		Australia—2.8%
275,000		Bapcor Ltd.	$1,224,864
217,667		Link Administration Holdings Ltd.	1,314,862
57,000		Orica Ltd.	922,862
604,184		Viva Energy REIT Ltd.	1,043,533
		TOTAL	4,506,121
		Austria—1.1%
42,573		Erste Group Bank AG	1,801,980
		Belgium—0.5%
81,081	[1]	X-Fab Silicon Foundries SE	714,921
		Brazil—2.2%
140,261	[1]	Centro de Imagem Diagnosticos SA (Alliar)	730,747
105,000		Localiza Rent A Car SA	1,986,356
34,000		Raia Drogasil SA	749,051
		TOTAL	3,466,154
		Canada—4.5%
34,400		Canadian Western Bank	798,879
310,689		Eldorado Gold Corp.	639,416
201,183	[1]	Mitel Networks Corp.	1,633,630
53,700		North West Co., Inc./The	1,352,875
91,000		Pason Systems, Inc.	1,304,424
200,000	[1]	Precision Drilling Corp.	507,708
126,000		Whitecap Resources, Inc.	906,090
		TOTAL	7,143,022
		Cayman Islands—0.7%
714,000		Nexteer Automotive Group Ltd.	1,187,120
		Denmark—1.8%
20,000		Chr.Hansen Holding	1,721,376
44,085	[1]	NETS A/S	1,090,744
		TOTAL	2,812,120
		France—9.7%
48,552		Accor SA	2,251,094
22,274	[1]	Advanced Accelerator Applications SA, ADR	1,090,758
9,850		Capgemini SE	1,093,360
17,871	[1]	Criteo SA, ADR	870,496
63,000		Edenred	1,705,135
5,400		Iliad SA	1,395,373
15,000		Ipsen SA	2,016,983
18,647		Publicis Groupe	1,259,675
57,000		STMicroelectronics NV	991,451
13,680		Teleperformance	1,885,726
56,000		Television Francaise 1 SA TF1	752,722
		TOTAL	15,312,773
		Germany—9.2%
17,000	[1]	Delivery Hero AG	609,861
14,500		Deutsche Boerse AG	1,550,822
32,500		Deutsche Wohnen AG	1,380,456
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
237,899		Deutz AG	$1,813,292
13,963		GEA Group AG	615,528
15,464		HeidelbergerCement AG	1,485,101
30,000	[1]	JOST Werke AG	1,178,186
108,837		Kloeckner & Co. AG	1,211,158
15,745		Osram Licht AG	1,294,146
24,233		Rheinmetall AG	2,478,742
9,000	[1]	Siltronic AG	879,404
		TOTAL	14,496,696
		Hong Kong—1.9%
42,000		Melco Resorts & Entertainment, ADR	921,900
407,500		Techtronic Industries Co.	2,109,479
		TOTAL	3,031,379
		Ireland—3.0%
309,000		Allied Irish Banks PLC	1,841,103
17,200		Kerry Group PLC, Class A	1,596,164
43,922		Smurfit Kappa Group PLC	1,339,289
		TOTAL	4,776,556
		Israel—0.7%
14,454		NICE Ltd., ADR	1,130,592
		Italy—3.4%
99,509		Anima Holding SPA	761,936
10,000		DiaSorin SPA	862,307
151,881		Infrastrutture Wireless Italiane SPA	1,005,271
81,015	[1]	Yoox Net-A-Porter Group	2,669,208
		TOTAL	5,298,722
		Japan—21.2%
35,600		Aisin Seiki Co.	1,794,893
25,500		Alps Electric Co.	702,852
70,600		Chugai Pharmaceutical Co. Ltd.	2,876,261
56,900		Daifuku Co.	2,488,283
9,300		Disco Corp.	1,680,920
46,000		Don Quijote Holdings Co. Ltd.	1,750,365
61,000		Doutor Nichires Holdings Co. Ltd.	1,326,922
30,100		Horiba Ltd.	1,853,868
1,720		Japan Hotel REIT Investment Corp.	1,184,613
63,400		JSR Corp.	1,237,041
42,200		Kanamoto Co. Ltd.	1,508,930
19,600		Kusuri No Aoki Holdings Co. Ltd.	1,109,103
70,300		Kyowa Hakko Kirin Co., Ltd.	1,236,981
18,600		Matsumotokiyoshi Holdings Co. Ltd.	1,269,013
11,300		Nidec Corp.	1,283,696
12,000		Nitori Holdings Co., Ltd.	1,856,178
54,800		Persol Holdings Co. Ltd.	1,115,076
38,500		Sompo Japan Nipponkoa Holdings, Inc.	1,452,171
42,400		Square Enix Holdings Co. Ltd.	1,502,777
62,000		Taiyo Nippon Sanso Corp.	725,402
50,800		THK Co. Ltd.	1,707,851
7,400		Tsuruha Holdings, Inc.	881,830
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
30,000		United Arrows Ltd.	$1,002,745
		TOTAL	33,547,771
		Luxembourg—1.1%
350,000		B&M European Value Retail SA	1,685,064
		Mexico—3.0%
105,000		Gruma SA, Class B	1,540,123
7,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,588,548
291,316		Infraestructura Energetica Nova, SAB de C.V	1,588,456
		TOTAL	4,717,127
		Netherlands—2.4%
55,534		ABN AMRO Group NV, GDR	1,558,436
50,869		Intertrust NV	817,526
36,238		NN Group NV	1,439,002
		TOTAL	3,814,964
		Norway—0.8%
116,709	[1]	Sparebank 1 Oestlandet	1,286,266
		Philippines—0.6%
190,000		Jollibee Foods Corp.	885,398
		Poland—0.3%
24,000	[1]	Dino Polska Spolka	396,804
		Russia—1.1%
360,000		Moscow Exchange MICEX-RTS PJSC	654,284
26,000	[1]	X5 Retail Group NV, GDR	1,060,798
		TOTAL	1,715,082
		South Korea—1.4%
22,000		Korea Aerospace Industry	900,192
6,400		Mando Corp.	1,359,925
		TOTAL	2,260,117
		Spain—2.9%
94,234		Cellnex Telecom SAU	2,105,426
34,000		Cia de Distribucion Integral Logista Holdings	842,828
119,000		Merlin Properties SOCIMI SA	1,639,992
		TOTAL	4,588,246
		Sweden—1.2%
70,000	[1]	Boozt AB	656,782
125,000		Net Entertainment NE AB	1,195,323
		TOTAL	1,852,105
		Switzerland—5.2%
8,300	[1]	Dufry AG	1,279,844
16,607	[1]	Galenica AG	804,278
25,882		Julius Baer Group Ltd.	1,448,259
20,000	[1]	Landis+Gyr Group AG	1,542,312
7,000		Lonza Group AG	1,774,073
6,900		Tecan AG	1,380,227
		TOTAL	8,228,993
		Taiwan—0.8%
110,000		Gourmet Master Co. Ltd.	1,309,417
		Thailand—2.3%
650,000		Central Pattana PCL, GDR	1,409,620
1,500,000		CH. Karnchang Public Co. Ltd., GDR	1,300,853
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—continued
735,000		Minor International PCL, GDR	$880,187
		TOTAL	3,590,660
		United Kingdom—10.5%
63,500		Anglo American PLC	1,150,694
97,997		Ashtead Group PLC	2,105,519
15,600	[1]	ASOS PLC	1,145,263
18,282		Croda International PLC	907,835
23,605	[1]	Dialog Semiconductor PLC	1,073,997
41,000		Dignity PLC	1,197,014
54,745		London Stock Exchange Group PLC	2,794,982
161,450		PageGroup PLC	1,066,367
12,010		Rightmove PLC	640,378
29,900		Shire PLC	1,488,509
129,763		St. James's Place Capital PLC	1,936,346
148,282		Wood Group (John) PLC	1,085,649
		TOTAL	16,592,553
		United States—1.9%
19,000	[1]	Arch Capital Group Ltd.	1,849,460
18,355	[1]	LivaNova PLC	1,148,656
		TOTAL	2,998,116
		TOTAL COMMON STOCKS (IDENTIFIED COST $116,830,198)	155,146,839
		EXCHANGE-TRADED FUND—0.4%
		Canada—0.4%
58,054	[1]	Sprott Physical Gold Trust (IDENTIFIED COST $641,787)	626,403
		INVESTMENT COMPANY—1.6%
2,592,396	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[3] (IDENTIFIED COST $2,592,862)	2,592,914
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $120,064,847)[4]	158,366,156
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(320,066)
		TOTAL NET ASSETS—100%	$158,046,090
At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Sold:
11/15/2017	JPMorgan	2,630,000 EUR	$3,099,067	$(44,659)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $184,388 and $104,469, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Affiliated holding.
4

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	7,573,944
Purchases/Additions	33,385,673
Sales/Reductions	(38,367,221)
Balance of Shares Held 8/31/2017	2,592,396
Value	$2,592,914
Change in Unrealized Appreciation/Depreciation	$(652)
Net Realized Gain/Loss	$594
Dividend Income	$30,506
3	7-day net yield.
4	At August 31, 2017, the cost of investments for federal tax purposes was $120,064,847. The net unrealized appreciation of investments for federal tax purposes was $38,256,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,546,765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,290,115. The amounts presented are inclusive of derivative contracts.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 22,734,969	$ 132,411,870	$—	$155,146,839
Exchange-Traded Fund	626,403	—	—	626,403
Investment Company	2,592,914	—	—	2,592,914
TOTAL SECURITIES	$25,954,286	$132,411,870	$—	$158,366,156
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	—	(44,659)	—	(44,659)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(44,659)	$—	$(44,659)
1	Other financial instruments are foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
6
Federated International Leaders Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—88.9%
		Belgium—1.9%
302,444		Anheuser-Busch InBev NV	$35,856,642
		France—17.5%
1,434,510		Accor SA	66,510,473
916,751		AXA SA	26,622,452
738,637		BNP Paribas SA	56,261,928
1,507,176		Edenred	40,792,679
121,480		Kering	45,630,084
1,404,207		Orange SA	23,884,665
208,301		Pernod Ricard SA	28,482,612
2,696,293	[1]	Television Francaise 1 SA	36,242,146
		TOTAL	324,427,039
		Germany—10.7%
298,926		Bayerische Motoren Werke AG	27,765,525
348,421		Daimler AG	25,406,880
326,117		HeidelbergCement AG	31,318,979
2,095,517		Kloeckner & Co. AG	23,319,293
470,697		Rheinmetall AG	48,146,607
402,094		SAP SE	42,174,835
		TOTAL	198,132,119
		Hong Kong—2.6%
4,280,040		Dah Sing Financial Holdings Ltd.	31,105,016
1,065,061		Sun Hung Kai Properties Ltd.	17,784,451
		TOTAL	48,889,467
		Ireland—4.0%
3,985,050		Allied Irish Banks PLC	23,743,970
1,446,305		CRH PLC	50,567,408
		TOTAL	74,311,378
		Italy—7.3%
2,391,358		Eni SpA	37,508,344
9,363,750		Intesa Sanpaolo SPA	31,656,139
5,886,600		Prada SPA	21,440,981
2,204,185	[2]	UniCredit SPA	44,963,961
		TOTAL	135,569,425
		Japan—5.5%
910,500		Chugai Pharmaceutical Co. Ltd.	37,093,995
788,000		Honda Motor Co., Ltd.	22,130,060
1,245,000		Japan Tobacco, Inc.	42,694,133
		TOTAL	101,918,188
		Netherlands—8.8%
1,107,505		ABN AMRO Group NV, GDR	31,079,624
208,781		Akzo Nobel NV	19,084,601
1,700,256		Koninklijke Philips NV	64,465,692
1,755,068		Royal Dutch Shell PLC	48,376,244
		TOTAL	163,006,161
		Singapore—1.9%
2,265,939		DBS Group Holdings Ltd.	34,521,893
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—1.9%
16,709		Samsung Electronics Co. Ltd.	$34,503,342
		Spain—1.5%
4,144,654		Banco Santander, SA	26,974,485
		Sweden—1.4%
1,167,537		Assa Abloy AB, Class B	25,257,145
		Switzerland—8.8%
223,788		Cie Financiere Richemont SA	20,025,012
4,221,571	[2]	Credit Suisse Group AG	62,122,494
285,380		Ferguson PLC	16,977,706
662,435	[2]	Julius Baer Group Ltd.	37,067,366
308,255		Nestle SA	26,159,808
		TOTAL	162,352,386
		United Kingdom—14.1%
1,212,206	[2]	Anglo American PLC	21,966,585
1,100,227		Ashtead Group PLC	23,638,977
506,117		AstraZeneca PLC	29,747,050
523,744		Diageo PLC	17,545,245
807,866		Imperial Brands PLC	33,410,469
215,578		InterContinental Hotels Group PLC	10,794,079
4,650,548		PageGroup PLC	30,716,588
1,634,474		Prudential PLC	38,396,308
888,140		Shire PLC	44,214,190
569,504		WPP PLC	10,451,608
		TOTAL	260,881,099
		United States—1.0%
588,280		Invesco Ltd.	19,283,818
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,309,404,865)	1,645,884,587
		INVESTMENT COMPANIES—10.8%[3]
11,514,471	[4]	Federated Government Obligations Fund, Premier Shares, 0.91%[5] (purchased with proceeds from securities lending collateral)	11,514,471
189,318,657		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[5]	189,356,521
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $200,882,129)	200,870,992
		TOTAL INVESTMENTS IN SECURITIES—99.7% (IDENTIFIED COST $1,510,286,994)[6]	1,846,755,579
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	5,286,213
		TOTAL NET ASSETS—100%	$1,852,041,792
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]The Tokyo Price Index, Long Futures	874	JPY 128,871,970	September 2017	$1,256,304
The average notional value of long futures contracts held by the Fund throughout the period was $110,011,654. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
2

At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Sold:
9/8/2017	Goldman Sachs	123,962,748 EUR	$140,471,487	$(7,163,985)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,478,679 and $2,081,675 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$11,023,606	$11,514,471
2	Non-income-producing security.
3	Affiliated holdings
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017 were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	88,300,541	82,514,385	170,814,926
Purchases/Additions	—	342,146,570	342,146,570
Sales/Reductions	(76,786,070)	(235,342,298)	(312,128,368)
Balance of Shares Held 8/31/2017	11,514,471	189,318,657	200,833,128
Value	$11,514,471	$189,356,521	$200,870,992
Change in Unrealized Appreciation/Depreciation	$—	$(19,013)	$(19,013)
Net Realized Gain/Loss	$—	$19,512	$19,512
Dividend Income	$198,983	$966,112	$1,165,095
4	All or a portion of this security is held as collateral for securities lending.
5	7-day net yield.
6	At August 31, 2017, the cost of investments for federal tax purposes was $1,510,286,994. The net unrealized appreciation of investments for federal tax purposes was $330,560,904. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $383,112,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,551,728. The amounts presented are inclusive of derivative contracts.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$19,283,818	$1,626,600,769[1]	—	$1,645,884,587
Investment Companies	200,870,992	—	—	200,870,992
TOTAL SECURITIES	$220,154,810	$1,626,600,769	$—	$1,846,755,579
Other Financial Instruments:
Assets
Futures Contracts	$1,256,304	$—	$—	$1,256,304
Liabilities
Foreign Exchange Contracts	—	(7,163,985)		(7,163,985)
OTHER FINANCIAL INSTRUMENTS	$1,256,304	$(7,163,985)	$—	$(5,907,681)
1	Includes $194,297,827 of securities transferred from Level 1 to Level 2 because fair value factors were applied for the securities. Transfers shown represent the value of the securities at the beginning of the period.
The following acronyms are used throughout this portfolio:
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
5

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017